Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Gratuity and Pensions
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	$ 4	$ (11)	$ 5
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(2)	(1)
Total	2	(13)	4
(Gain) / loss from change in financial assumptions	2	(8)	4
(Gain) / loss from change in experience adjustments	2	(3)	$ 1
Provident Fund
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	(4)	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(17)	5
Total	$ (21)	$ 35